Schedule of property and equipment (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Property, Plant and Equipment [Abstract]
Cost, beginning balance	$ 355,576	$ 349,283
Additions		4,991
Translation adjustment	(17,342)	569
Additions	(6,357)
Cost, ending balance	338,234	355,576
Accumulated depreciation, beginning balance	202,966	107,192
Depreciation	82,113	87,803
Disposal	(2,761)
Translation adjustment	(8,802)	7,971
Accumulated depreciation, ending balance	276,277	202,966
Net carrying value	$ 61,957	$ 152,610